UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
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           New York, New York 10153
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Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Fanjiang
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Title:     General Counsel
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Phone:     212 455-0900
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Signature, Place, and Date of Signing:

/s/ Jennifer Fanjiang          New York, New York          August 14, 2012
------------------------   ------------------------------  ---------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        33
                                               -------------

Form 13F Information Table Value Total:        $2,447,106
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------- ----
AGRIUM INC                   COM             008916108  575,412 6,504,035 SH       SOLE                6,412,361  91,674
AGRIUM INC                   COM             008916108   24,816   280,500 SH  CALL SOLE                        0       0
AMERICAN RLTY CAP TR INC     COM             02917L101   67,972 6,224,564 SH       SOLE                5,941,609 282,955
AOL INC                      COM             00184X105   79,712 2,838,749 SH       SOLE                2,709,838 128,911
ANADARKO PETE CORP           COM             032511107   19,066   288,000 SH  CALL SOLE                        0       0
APPLE INC                    COM             037833100   94,789   162,310 SH       SOLE                  154,966   7,344
BARNES & NOBLE INC           COM             067774109   67,725 4,114,506 SH       SOLE                3,927,699 186,807
COCA COLA ENTERPRISES INC NE COM             19122T109  112,111 3,998,264 SH       SOLE                3,816,713 181,551
CONVERGYS CORP               COM             212485106   24,129 1,633,664 SH       SOLE                1,533,703  99,961
COVENTRY HEALTH CARE INC     COM             222862104   89,300 2,809,056 SH       SOLE                2,683,400 125,656
ENERGIZER HLDGS INC          COM             29266R108  120,689 1,603,847 SH       SOLE                1,530,973  72,874
EXELIS INC                   COM             30162A108    8,332   844,981 SH       SOLE                  793,577  51,404
EXPEDIA INC DEL              COM NEW         30212P303   87,381 1,817,777 SH       SOLE                1,736,638  81,139
FOREST OIL CORP              COM PAR $0.01   346091705   14,505 1,978,900 SH       SOLE                1,920,900  58,000
GOOGLE INC                   CL A            38259P508   63,817   110,016 SH       SOLE                  105,039   4,977
KINDER MORGAN INC DEL        COM             49456B101   58,815 1,825,433 SH       SOLE                1,742,769  82,664
KINDER MORGAN INC DEL        W EXP 05/25/201 49456B119    6,189 2,865,287 SH       SOLE                2,735,880 129,407
LIBERTY INTERACTIVE CORPORAT INT COM SER A   53071M104   75,943 4,272,480 SH       SOLE                4,078,203 194,277
LIBERTY MEDIA CORPORATION    LIB CAP COM A   530322106  143,062 1,627,374 SH       SOLE                1,554,675  72,699
MCGRAW HILL COS INC          COM             580645109  121,616 2,702,582 SH       SOLE                2,579,725 122,857
MOTOROLA SOLUTIONS INC       COM NEW         620076307   83,078 1,726,839 SH       SOLE                1,648,368  78,471
NETFLIX INC                  COM             64110L106   54,905   801,706 SH       SOLE                  765,276  36,430
OPKO HEALTH INC              COM             68375N103   11,937 2,595,094 SH       SOLE                2,462,105 132,989
PHILLIPS 66                  COM             718546104   85,144 2,561,503 SH       SOLE                2,476,423  85,080
PROGRESSIVE WASTE SOLUTIONS  COM             74339G101    2,961   156,497 SH       SOLE                  146,977   9,520
ROCKWOOD HLDGS INC           COM             774415103   46,822 1,055,743 SH       SOLE                1,007,788  47,955
SEMGROUP CORP                CL A            81663A105   34,395 1,077,203 SH       SOLE                1,011,267  65,936
SPDR GOLD TRUST              GOLD SHS        78463V107   38,795   249,985 SH       SOLE                  223,563  26,422
SPECTRA ENERGY CORP          COM             847560109    8,300   285,619 SH       SOLE                  267,862  17,757
STRAYER ED INC               COM             863236105   48,750   447,165 SH       SOLE                  419,789  27,376
SUNCOKE ENERGY INC           COM             86722A103   34,205 2,334,789 SH       SOLE                2,218,750 116,039
VISTEON CORP                 COM NEW         92839U206   91,407 2,437,517 SH       SOLE                2,327,061 110,456
WARNACO GROUP INC            COM NEW         934390402   51,026 1,198,348 SH       SOLE                1,160,926  37,422
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